                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         May 8, 2001
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $377,902
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                            03/31/01

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7         COLUMN 8

                                                              QUANTITY
                                                MARKET
                         TITLE                  VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE     SHARED    NONE
--------------           --------    -----      -------   ------   --------  ----------     ----    -----------------------
21st Century
  Insurance            common        90130N103     10055  652523   sh       Sole            n/a      652523  n/a       n/a
Aceto Corp             common        004446100      4628  521439   sh       Sole            n/a      521439  n/a       n/a
Actrade Financial
  Technologies         common        00507P102     14537  633749   sh       Sole            n/a      633749  n/a       n/a
America Service Group  common        02364l109      8529  341155   sh       Sole            n/a      341155  n/a       n/a
American Capital
  Strategies           common        024937104       864   33950   sh       Sole            n/a       33950  n/a       n/a
American Financial
  Hldgs.               common        026075101      5091  238190   sh       Sole            n/a      238190  n/a       n/a
Annaly Mortgage
  Management           common        035710409      4457  395830   sh       Sole            n/a      395830  n/a       n/a
Anthracite Capital     common        037023108      4258  441200   sh       Sole            n/a      441200  n/a       n/a
AT&T                   common        001957109      2076   97451   sh       Sole            n/a       97451  n/a       n/a
AT&T Liberty Media
  Grp Cl A             common        001957208      9181  655777   sh       Sole            n/a      655777  n/a       n/a
Autotote Corp.         common        053323101       489  222370   sh       Sole            n/a      222370  n/a       n/a
Brown Forman cl B      common        115637209      6003   96895   sh       Sole            n/a       96895  n/a       n/a
Capital Automotive
  REIT Inc             common        139733109     11327  707940   sh       Sole            n/a      707940  n/a       n/a
CenturyTel Inc.        common        156700106      5958  207250   sh       Sole            n/a      207250  n/a       n/a
Chris Craft            common        170520100      8051  127294   sh       Sole            n/a      127294  n/a       n/a
CNS Inc.               common        126136100      3796  740600   sh       Sole            n/a      740600  n/a       n/a
Coldwater Creek Inc.   common        193068103       517   22950   sh       Sole            n/a       22950  n/a       n/a
Danielson Holdings     common        236274106      2323  504960   sh       Sole            n/a      504960  n/a       n/a
Devon Energy Corp.     common        25179M103      3632   62400   sh       Sole            n/a       62400  n/a       n/a
DEVX Energy Inc        common        25189P203      6707  797830   sh       Sole            n/a      797830  n/a       n/a
Dial Corp              common        25247D101      4314  345130   sh       Sole            n/a      345130  n/a       n/a
Dime Bancorp           common        25429Q102     18252  557300   sh       Sole            n/a      557300  n/a       n/a
Donnelley R R
  & Sons Co            common        257867101      8456  322520   sh       Sole            n/a      322520  n/a       n/a
Duke-Weeks Realty
  Corporation          common        264411505      2315  100000   sh       Sole            n/a      100000  n/a       n/a
Dun & Bradstreet       common        26483E100      2911  123540   sh       Sole            n/a      123540  n/a       n/a
East West Bank         common        27579R104       347   18000   sh       Sole            n/a       18000  n/a       n/a
Encompass Services     common        29255U104      1844  376403   sh       Sole            n/a      376403  n/a       n/a
Freddie Mac            common        313400301      7601  117244   sh       Sole            n/a      117244  n/a       n/a


                                4




Gainsco Inc            common        363127101       236  131000   sh       Sole            n/a      131000  n/a       n/a
Greenpoint
  Financial Corp.      common        395384100     14102  432589   sh       Sole            n/a      432589  n/a       n/a
Greka Energy
  Corporation          common        397637109      1099   73873   sh       Sole            n/a       73873  n/a       n/a
Hollinger
  International        common        435569108       963   67300   sh       Sole            n/a       67300  n/a       n/a
Imperial Credit Inds.  common        452729106       493  526260   sh       Sole            n/a      526260  n/a       n/a
Innovative Solutions   common        45769N105      2443  187950   sh       Sole            n/a      187950  n/a       n/a
Kent Electronics
  Convt.               conv bond     490553aa2       309  320000   prn      Sole            n/a      320000  n/a       n/a
Key Energy Services    common        492914106     10027  937110   sh       Sole            n/a      937110  n/a       n/a
Knight-Ridder          common        499040103     13662  254360   sh       Sole            n/a      254360  n/a       n/a
Lancaster Colony       common        513847103      6973  239919   sh       Sole            n/a      239919  n/a       n/a
Lee Enterprises        common        523768109      8113  266438   sh       Sole            n/a      266438  n/a       n/a
Leucadia National      common        527288104     17067  530520   sh       Sole            n/a      530520  n/a       n/a
Local Financial
  Corporation          common        539553107      8427  664170   sh       Sole            n/a      664170  n/a       n/a
Markel Corporation     common        570535104      6758   36137   sh       Sole            n/a       36137  n/a       n/a
McCormick &
  Company, Inc.        common        579780206      5641  134330   sh       Sole            n/a      134330  n/a       n/a
Mercury General Corp.  common        589400100      4100  126160   sh       Sole            n/a      126160  n/a       n/a
Meredith Corp.         common        589433101      6163  176530   sh       Sole            n/a      176530  n/a       n/a
Moody's Corp           common        615369105      4965  180160   sh       Sole            n/a      180160  n/a       n/a
North Fork Bancorp     common        659424105     15200  585756   sh       Sole            n/a      585756  n/a       n/a
Philip Morris          common        718154107      7132  150304   sh       Sole            n/a      150304  n/a       n/a
Prologis Trust         common        743410102      6182  307866   sh       Sole            n/a      307866  n/a       n/a
RailAmerica, Inc.      common        750753105      1637  163667   sh       Sole            n/a      163667  n/a       n/a
RAIT Investment Trust  common        749227104       904   65580   sh       Sole            n/a       65580  n/a       n/a
Reynolds & Reynolds    common        761695105      5328  276761   sh       Sole            n/a      276761  n/a       n/a
RLI Corp.              common        749607107      4593  112469   sh       Sole            n/a      112469  n/a       n/a
Sherwin-Williams Co.   common        824348106       650   25500   sh       Sole            n/a       25500  n/a       n/a
Sirius Satellite
  Radio Inc.           common        82966U103       590   47424   sh       Sole            n/a       47424  n/a       n/a
Spherion Inc.          common        848420105      2737  394399   sh       Sole            n/a      394399  n/a       n/a
Sport-Haley            common        848925103       303  100000   sh       Sole            n/a      100000  n/a       n/a
Standard Management    common        853612109       622  160623   sh       Sole            n/a      160623  n/a       n/a
Standard Register      common        853887107       468   28720   sh       Sole            n/a       28720  n/a       n/a
Supreme Ind. Inc       common        868607102      2097  645113   sh       Sole            n/a      645113  n/a       n/a
Telephone &
  Data Systems         common        879433100      9193   98326   sh       Sole            n/a       98326  n/a       n/a
Trinity Industries
  Inc                  common        896522109      5749  294810   sh       Sole            n/a      294810  n/a       n/a
USA Education, Inc.    common        90390U102      9917  136500   sh       Sole            n/a      136500  n/a       n/a
UST Inc.               common        902911106      7005  233120   sh       Sole            n/a      233120  n/a       n/a
V.F. Corporation       common        918204108      5413  154670   sh       Sole            n/a      154670  n/a       n/a
Washington Mutual      common        939322103     15170  277079   sh       Sole            n/a      277079  n/a       n/a
White Mountain
  Insurance            common        g9618e107      5752   17509   sh       Sole            n/a       17509  n/a       n/a
Williams Controls Inc. common        969465103      1202  784942   sh       Sole            n/a      784942  n/a       n/a


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